September 22, 2020
BY EDGAR
Securities and Exchange Commission
100 F. Street, NE
Washington, DC 20549
RE:	Thrivent AdvisorFlexTM Variable Annuity Pre-Effective Amendment No. 2 to Form N-4 Registration Statement File No. 333-229611 and File No. 811-21111
Commissioners:
Thrivent Financial for Lutherans (“Thrivent”) and Thrivent Variable Annuity Account I (“Registrant”) are filing Pre-Effective Amendment No. 2 to the above-captioned registration statement (“Registration Statement”) concurrently herewith to:
•  reflect prospectus disclosure changes made in response to comments of the Commission staff (“Staff”),
•  include any exhibits required by Form N-4 that were not previously filed, and
•  remove the delaying amendment so that the Registration Statement will become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended.
By way of background, Thrivent, on behalf of itself and Registrant, filed the initial Registration Statement for the Thrivent AdvisorFlexTM Variable Annuity on February 12, 2019, and subsequently filed Pre-Effective Amendment No. 1 to the Registration Statement on August 22, 2019, over one year ago. In the meantime, Thrivent, on behalf of itself and Registrant, has had numerous discussions with the Staff about its mandatory dispute resolution program (“MDRP”) and related prospectus disclosures. Thrivent understands that it has addressed all disclosure comments to Staff’s satisfaction and wishes to avoid any further protracted consideration of the Registration Statement, including the MDRP. Accordingly, Thrivent, on behalf of itself and Registrant, has determined to no longer voluntarily delay the effectiveness of the Registration Statement.
Please feel free to call me at 920-628-2347 with any questions or comments on the filing.
Respectfully,
/s/ Cynthia K. Mueller
Cynthia K. Mueller
Senior Counsel
Enclosures